INVENTORY (Tables)	9 Months Ended
Sep. 30, 2022
SCHEDULE OF INVENTORIES
	September 30, 2022	December 31, 2021
Finished goods	$1,968,890	$3,017,363
Parts	1,541,320	373,459
	$3,510,210	$3,390,822

SCHEDULE OF COST OF SALES	Cost of sales consist of the following:
	September 30, 2022	September 30, 2021
Inventory	$3,313,817	$2,729,300
Consulting and services	497,250	632,991
Other	23,184	39,659
	$3,834,251	$3,401,950